Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions

21.Related party transactions

The table below sets forth the major related parties and their relationships with the Group:

Related parties	Relationship with the Group
Relx Inc. and entities within Relx Inc.’s non-PRC operations	Under common control of beneficial owner
Ms. Ying (Kate) Wang	Shareholder of Relx Inc., Chief Executive Officer of the Group
Related Party A	A party that is controlled by an individual who has indirectly significant influence on the Group

(a)	Major related parties’ transactions were as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2020	December 31, 2021	December 31, 2022
	RMB	RMB	RMB
Expenses allocated from/(to) related parties:
Corporate expenses allocated to Relx Inc. (i)	(11,973)	—	—
Share-based compensation expenses allocated from Relx Inc. (ii)	929,098	474,132	—
Expenses allocated to Relx Inc.’s non-PRC operations. (iii)	—	—	(4,883)
Expenses allocated from Relx Inc.’s non-PRC operations. (iii)	—	—	399
Sales to related parties：
Related Party A (iv)	1,416	—	—
Entity within Relx Inc’s non-PRC operations (v)	—	42,267	66,752
Total	918,541	516,399	62,268
(i)	Historically, all corporate back office expenses and salaries of directors and executive officers were paid by the Group. In 2020, a portion of these payments related to start-up and operating activities of Relx Inc.’s non-PRC operations was allocated to Relx Inc. and accounted for as amounts due from Relx Inc.. Starting from 2021, Relx Inc. established its own back office operations and the arrangement for shared costs was terminated.

21.Related party transactions (Continued)

(ii)	Prior to the Share Distribution, share-based compensation expenses were incurred by Relx Inc. and were allocated and pushed down to the Group’s consolidated statements of comprehensive (loss)/income. These allocations were based on percentage of revenue between the Group and Relx Inc.’s non-PRC operations. Refer to Notes 1 and 18.
(iii)	In 2022, certain employees concurrently worked for the Group and Relx Inc.’s non-PRC operations, staff costs and related expenses were shared by the Group and Relx Inc.’s non-PRC operations. A portion of these staff costs and related expenses was allocated to/from Relx Inc.’s non-PRC operations.
(iv)	In the first quarter of 2020, the Group sold e-vapor products to Related Party A in the ordinary course of the Group’s operating activities at the then selling price to end users. The Group recognized net revenue of RMB1,416 for the year ended December 31, 2020.
(v)	Since June 2021, the Group has sold certain raw materials to an entity within Relx Inc.’s non-PRC operations, in the ordinary course of the Group’s operating activities, with a total transaction amount of RMB42,267 and RMB66,752 for the years ended December 31, 2021 and 2022, respectively.
(b)The Group also received financing from and provided financing to Relx Inc. and its fellow subsidiaries as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2020	December 31, 2021	December 31, 2022
	RMB	RMB	RMB
Financing (received from)/provided to related parties:
- Financing proceeds received on behalf of Relx Inc. (i)	(273,457)	—	—
- Financing proceeds paid back to Relx Inc. (i)	273,457	—	—
- Funds provided by Relx Inc. (ii)	(1,439,183)	—	—
- Funds paid back to Relx Inc. (ii)	1,264,004	11,174	—
- Investment prepayment returned from Relx Inc. (iii)	—	(21,006)	—
- Payments made on behalf of Relx Inc.’s non-PRC operations (iv)	61,110	—	—
- Others	298	—	—
Total	(113,771)	(9,832)	—
(i)	In connection with the Series D Financing on September 25, 2020, the Group, through Beijing Wuxin, and a preferred shareholder of Relx Inc. entered into convertible loan agreements with one investor to obtain interest free convertible loans, in the aggregate principal amount of RMB273,457 (the ‘‘September 2020 Loan’’). The Group accordingly received the principal of September 2020 Loan on behalf of Relx Inc. on September 25, 2020. The September 2020 Loan, which was denominated in RMB, should be repaid to such investor once the investor obtains the required foreign exchange approval. The investor should, in turn, use the proceeds to pay the US$ equivalent of RMB273,457 to the preferred shareholder of Relx Inc. and Relx Inc., to obtain 692,911 shares of Series D-1 preferred shares and 554,329 shares of Series D-2 preferred shares of Relx Inc., respectively. The September 2020 Loan should be repaid by the Group to such investor if such approval cannot be obtained in a specified timeframe. The Group received the RMB273,457 proceeds for the September 2020 Loan and were accounted for as increase to amounts due to related parties. The September 2020 Loan of RMB273,457 was repaid by the Group to such investor on November 2, 2020.
(ii)	After the First Reorganization, as Relx Inc. raised US$ proceeds from its equity financing, Relx Inc. provided funding to the Group to support the Group’s business. These fund advances were accounted for as increase to amounts due to related parties. During the years ended December 31, 2020, 2021 and 2022, the Group received funds of RMB1,439,183, nil and nil from Relx Inc. and paid back RMB1,264,004, RMB11,174 and nil, respectively.

21.Related party transactions (Continued)

(iii)	The Group made investment prepayment to an investee on behalf of Relx Inc., as the investee was setting up its overseas holding structure to enable Relx Inc. to hold the investee’s overseas shares. This prepayment was accounted for as an increase to amount due from the related parties as of December 31, 2019. The prepayment was returned to the Group in March 2021.
(iv)	In 2020, the Group made payments made on behalf of Relx Inc.’s non-PRC operations, consisting mainly of material costs, employee expenses and freight expenses. Such payments were accounted for as increase to amounts due from related parties, based on actual amounts incurred. Starting from 2021, there was no such payment arrangement between the Group and Relx Inc..

(c)Major balances with related parties were as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Amounts due from related parties

Current
- Expenses allocated to Relx Inc.’s non-PRC operations.(i)	—	5,112
- Sales of products to related party (ii)	1,936	—
Total	1,936	5,112

Amounts due to related parties
Current
- Expenses allocated from Relx Inc.’s non-PRC operations. (i)	—	(423)
Total	—	(423)
(i)	The net amount of these balances with related parties was RMB4,689 as of December 31, 2022, which is the outstanding amount of expenses allocation.
(ii)	The amount of the balance with related party was RMB1,936 as of December 31, 2021, and the balance was settled in January of 2022.